Losses per Share (Tables)	6 Months Ended
Jun. 30, 2019
Losses per Share
Schedule of basic losses per share

	Six Months Ended June 30,
	2019	2018
Weighted average number of outstanding ordinary shares in issue	665,553,637	663,894,540
Net loss attributable to the Company (US$’000)	(45,369)	(32,691)
Losses per share attributable to the Company (US$ per share)	(0.07)	(0.05)